Loans payable and notes payable - Senior Secured Corporate Credit Facility with BCP (Details) - USD ($) $ in Thousands	Mar. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2020	Jun. 29, 2019	May 08, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 24,855	$ 18,480
Senior Secured Corporate with BCP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 100,000			$ 30,000
Borrowing maturity	March 2025
Borrowing term	6 years
Interest rate	3.15%
Description of interest rate basis	LIBOR 3M
Borrowing repayment term	4 years
Senior Secured Corporate with BCP | Credit Facility | Principal Repayment Grace
Disclosure of detailed information about borrowings [line items]
Borrowing repayment term	2 years
Senior Secured Corporate with BCP | Credit Facility | Corona Acquisition Loan
Disclosure of detailed information about borrowings [line items]
Borrowing maturity	P4Y
Interest rate	3.26%
Senior Secured Corporate with DBP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 21,400	$ 3,209	$ 4,066		$ 30,000	$ 48,600